SHARE-BASED COMPENSATION EXPENSES (Details 2) (Performance Shares [Member], USD $)	1 Months Ended	12 Months Ended
	Feb. 20, 2012	Jun. 30, 2013	Jun. 30, 2012
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding		1,476,000
Number of shares, Granted	1,476,000	0
Number of shares, Exercised		0
Number of shares, Forfeited or expired		0
Number of shares, Outstanding		1,476,000	1,476,000
Number of shares, Vested and expected to vest		944,000
Number of shares, Exercisable		0
Weighted average exercise price, Outstanding (in dollars per share)		$ 9.29
Weighted average exercise price, Granted (in dollars per share)	$ 9.29	$ 0
Weighted average exercise price, Exercised (in dollars per share)		$ 0
Weighted average exercise price, Forfeited or expired (in dollars per share)		$ 0
Weighted average exercise price, Outstanding (in dollars per share)		$ 9.29	$ 9.29
Weighted average exercise price, Vested and expected to vest (in dollars per share)		$ 9.29
Weighted average exercise price, Exercisable (in dollars per share)		$ 0
Weighted average remaining contractual life (years), Outstanding		3 years 7 months 20 days	4 years 7 months 20 days
Weighted average remaining contractual life (years), Granted		0 years
Weighted average remaining contractual life (years), Exercised		0 years
Weighted average remaining contractual life (years), Forfeited or expired		0 years
Weighted average remaining contractual life (years), Vested and expected to vest		3 years 7 months 20 days
Weighted average remaining contractual life (years), Exercisable		0 years
Aggregate intrinsic value, Outstanding (in dollars)		$ 0
Aggregate intrinsic value, Granted (in dollars)		0
Aggregate intrinsic value, Forfeited or expired (in dollars)		0
Aggregate intrinsic value, Forfeited or expired (in dollars)		0
Aggregate intrinsic value, Outstanding (in dollars)		4,605,120	0
Aggregate intrinsic value, Vested and expected to vest (in dollars)		2,945,280
Aggregate intrinsic value, Exercisable (in dollars)		$ 0